SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 224,349	$ 232,764
Land use right	2,267,289	2,352,331
Less: accumulated amortization	(428,221)	(361,810)
Intangible assets, net	$ 2,063,417	$ 2,223,285